Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Summary of Long Term Investments

	Equity method investments	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	6,920	2,919	—	9,839
Additions	8,090	—	2,000	10,090
Shares of results of equity method investees	(1,560)	—	—	(1,560)
Balance as of December 31, 2023	13,450	2,919	2,000	18,369
Additions	14,800	4,600	—	19,400
Shares of results of equity method investees	(4,353)	—	—	(4,353)
Fair value gain	—	—	348	348

Balance as of December 31, 2024	23,897	7,519	2,348	33,764

Equity method investments

(a)
In June 2021, the Group and a third-party investor jointly set up an entity for the purpose of developing the local urban air mobility and smart city operations in Guangzhou, Guangdong Province. The Group subscribed for a commitment of RMB10,500 and holds 35% of the investee’s equity interests. As of December 31, 2024, the Group has contributed aggregated cash consideration of RMB7,000
(US$959). The
 Group
holds board seats to enable it can exercise
significant influence over the
operating and financial policies of the
investee. Therefore, the equity investment is accounted for using the equity method. Pursuant to the payment schedule of capital contribution as set out in the investment agreement, RMB3,500
(US$479)
is recorded as investment payable in accrued expenses and other liabilities (Note 11) as of December 31, 2024.

(b)
In 2024, the Group and several third-party investors entered into investment agreements to jointly set up entities to promote local low-altitude
transportation and tourism products in Anhui Province, Jiangsu Province, Guangdong Province and Zhejiang Province, respectively. For the year ended December 31, 2024, the Group invested total cash consideration of RMB13,050 (US$1,788)
and holds the investee’s equity interests with a range from 19% to 31%.
The Group holds board seats enable it can exercise
significant influence over the
operating and financial policies of the
investees. Therefore, the equity investments are accounted for using the equity method.